UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5970

                               Cash Account Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  04/30
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Account Trust - Tax Exempt Portfolio
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Principal
                                                                                                    Amount ($)     Value ($)
                                                                                              ------------------------------

Municipal Investments 99.7%
Alabama 0.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue,
Heatherbrooke Project, Series C, 1.89%*, 6/15/2026                                              1,700,000         1,700,000
                                                                                                               ------------
Alaska 0.2%
Alaska, State General Obligation, Series 1825, 144A, 1.88%*, 2/1/2011  (a)                      2,500,000         2,500,000
                                                                                                               ------------
Arizona 0.8%
City of Phoenix, AZ, 1.5%, 2/11/2005                                                            2,600,000         2,600,000
Pima County, AZ, Industrial Development Authority Revenue,
EL Dorado Hospital, 1.87%*, 4/1/2038, Branch Banking & Trust (b)                                6,000,000         6,000,000
                                                                                                               ------------
                                                                                                                  8,600,000

California 8.2%
California, Department of Water Resources, Power Supply Revenue,
Series B-2, 1.97%*, 5/1/2022, BNP Paribas  (b)                                                    200,000           200,000
California, General Obligation, Series C-2, 1.83%*, 5/1/2033,
Landesbank Hessen-Thuringen  (b)                                                                6,200,000         6,200,000
California, Housing Finance Agency Revenue, Multi-Family Housing:
Series C, AMT, 1.9%*, 2/1/2037                                                                 11,590,000        11,590,000
Series C, 1.9%*, 8/1/2037                                                                      11,580,000        11,580,000
California, Peninsula Corridor Joint Powers Board,
Grant Anticipation Notes, Series A, 1.76%, 5/3/2005                                             5,200,000         5,205,239
California, State Daily Kindergarten University:
Series A-1, 1.91%*, 5/1/2034, Citibank NA  (b)                                                  1,500,000         1,500,000
Series B-1, 1.91%*, 5/1/2034, Citibank NA  (b)                                                  2,600,000         2,600,000
California, State General Obligation, Series PT-1555,
144A, 1.86%*, 10/1/2010  (a)                                                                    5,810,000         5,810,000
California, Statewide Communities Development Authority,
Multi-Family Revenue, Housing IAC Project, Series W-3,
AMT, 1.86%*, 4/1/2025, Bank of America NA  (b)                                                  3,200,000         3,200,000
Emeryville, CA, Redevelopment Agency, Multi-Family Housing Revenue,
Bay Street Apartments, Series A, AMT, 1.87%*, 10/15/2037, KeyBank NA  (b)                       1,000,000         1,000,000
Hayward, CA, Multi-Family Housing Revenue, Timbers Apartments,
Series A, AMT, 1.87%*, 3/15/2033                                                                2,400,000         2,400,000
Long Beach, CA, Harbor Revenue, Series A, AMT, 1.86%*, 5/15/2027  (a)                           2,000,000         2,000,000
Los Angeles, CA, General Obligation, Series L54J, 144A, 1.87%*, 6/30/2005                       1,600,000         1,600,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005                             10,000,000        10,162,410
Los Angeles, CA, Unified School District, Series SG-162,
144A, 1.86%*, 1/1/2028  (a)                                                                    10,000,000        10,000,000
Sacramento, CA, Housing Authority Multi-Family Revenue,
Phoenix Park II Apartments, Series F, AMT, 1.91%*, 10/1/2036,
Citibank NA  (b)                                                                                3,470,000         3,470,000
San Diego, CA, Unified School District, Series 847,
144A, 1.86%*, 7/1/2020  (a)                                                                     5,792,500         5,792,500
San Francisco, CA, City & County, International Airport
Revenue, Series SG-88, 1.86%*, 5/1/2021                                                         4,490,000         4,490,000
San Francisco, CA, City & County, Redevelopment Agency,
Multi-Family Housing Revenue, Derek Silva Community,
Series D, AMT, 1.88%*, 12/1/2019, Citibank NA  (b)                                              1,000,000         1,000,000
                                                                                                               ------------
                                                                                                                 89,800,149

Colorado 3.4%
Colorado, Educational & Cultural Facilities Authority Revenue,
Vail Mountain School Project, 1.92%*, 5/1/2033, KeyBank NA  (b)                                 1,800,000         1,800,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows
Manor Project, 1.85%*, 6/1/2021, Bank One NA  (b)                                               2,225,000         2,225,000
Colorado, Municipal Securities Trust Certificates, "A",
144A, 2.08%*, 2/15/2023  (a)                                                                   11,500,000        11,500,000
Colorado, Postsecondary Education Facilities Authority Revenue,
Mullen High School Project, 144A, 1.95%*, 8/1/2017, Wells Fargo Bank NA  (b)                    3,110,000         3,110,000
Colorado, State Education Loan Program, Series L48J-D,
144A, 1.89%*, 8/9/2005                                                                          9,000,000         9,000,000
Denver, CO, City & County Airport Revenue, Series E,
AMT, 144A, 1.92%*, 11/15/2010  (a)                                                              2,395,000         2,395,000
Denver, CO, City & County Economic Development Revenue, Western
Stock Show Project, 144A, 1.95%*, 7/1/2029, Bank One Colorado NA  (b)                           2,000,000         2,000,000
Denver, CO, City & County Excise Tax Revenue,
Series PT-1827, 144A, 1.88%*, 11/1/2010  (a)                                                    1,740,000         1,740,000
Denver, CO, City & County Special Facilities Airport Revenue,
Worldport at DIA Project, Series A, AMT, 1.93%*, 12/1/2029,
Morgan Guaranty Trust  (b)                                                                      3,380,000         3,380,000
                                                                                                               ------------
                                                                                                                 37,150,000

Delaware 0.2%
Delaware, Economic Development Authority, Winterthur
Museum Project, 144A, 1.91%*, 9/1/2012, Wachovia Bank NA  (b)                                   2,500,000         2,500,000
                                                                                                               ------------
District of Columbia 1.0%
District of Columbia, General Obligation, Series D, 1.85%*, 6/1/2029  (a)                       2,410,000         2,410,000
Washington D.C., Metropolitan Airport Authority System,
Series C, AMT, 1.9%*, 10/1/2021  (a)                                                            8,000,000         8,000,000
                                                                                                               ------------
                                                                                                                 10,410,000

Florida 2.9%
Broward County, FL, Housing Finance Authority, Multi-Family
Housing Revenue, Series PT-703, 144A, 1.86%*, 9/1/2026                                          5,145,000         5,145,000
Broward County, FL, School Board Certificates of Participation,
Series R-1056, 144A, 1.87%*, 7/1/2019  (a)                                                      2,230,000         2,230,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air
Cargo, AMT, 1.9%*, 8/1/2034, Bank One NA  (b)                                                   5,980,000         5,980,000
Florida, Ocean Highway & Port Authority Revenue, AMT,
1.9%*, 12/1/2020, Wachovia Bank NA  (b)                                                         1,590,000         1,590,000
Florida, State Board of Education, Public Education,
Series 988, 144A, 1.88%*, 6/1/2034  (a)                                                         2,570,000         2,570,000
Hillsborough County, FL, Industrial Development Authority Revenue,
Seaboard Tampa, AMT, 2.08%*, 12/1/2016, First Union National Bank  (b)                          1,150,000         1,150,000
Jacksonville, FL, Capital Project Revenue, Series 1, 1.83%*, 10/1/2017  (a)                       180,000           180,000
Lee County, FL, Capital Improvement & Transportation Facilities
Revenue, Series R-2136, 144A, 1.87%*, 10/1/2020 (a)                                             4,210,000         4,210,000
Miami-Dade County, FL, Industrial Development Authority Revenue,
Gulliver Schools Project, 1.9%*, 9/1/2029, Bank of America NA  (b)                              1,375,000         1,375,000
Orange County, FL, Health Facilities Authority Revenue,
Presbyterian Retirement Project, 1.9%*, 11/1/2028, Bank of America NA  (b)                      3,250,000         3,250,000
Seminole County, FL, Industrial Development Authority Revenue,
Masters Academy Project, 1.88%*, 11/1/2034, Allied Irish Bank PLC  (b)                          3,400,000         3,400,000
                                                                                                               ------------
                                                                                                                 31,080,000

Georgia 5.3%
Athens-Clarke County, GA, University of Georgia Government Development
Authority Revenue, University of Georgia Athletic Association Project,
1.92%*, 8/1/2033, Bank of America NA  (b)                                                       3,700,000         3,700,000
Atlanta, GA, Rapid Transportation Authority, Sales Tax Revenue,
Series R-4011, 144A, 1.89%*, 7/1/2019  (a)                                                      3,210,000         3,210,000
Atlanta, GA, Water & Wastewater Revenue, 144A, 1.89%*, 11/1/2033  (a)                           4,000,000         4,000,000
Burke County, GA, Development Authority, Pollution Control
Revenue, Oglethorpe Power Corp., 1.91%*, 1/1/2021  (a)                                          2,700,000         2,700,000
Cobb County, GA, Development Authority Revenue, MT Paran
Christian School Project, 1.86%*, 7/1/2022, Wachovia Bank NA (b)                                4,700,000         4,700,000
Cobb County, GA, Development Authority University, Facilities
Revenue, Series 983, 144A, 1.88%*, 7/15/2033  (a)                                               7,234,500         7,234,500
Cobb County, GA, Housing Authority, Multi-Family Housing
Revenue, Post Mill Project, 1.85%*, 6/1/2025                                                    2,980,000         2,980,000
Columbus, GA, Housing Authority Revenue, Columbus State
University Foundation, 144A, 1.85%*, 11/1/2017, SunTrust Bank  (b)                              1,285,000         1,285,000
De Kalb County, GA, Housing Authority, Multi-Family
Housing Revenue, Clairmont Crest Project, 1.85%*, 6/15/2025                                     2,400,000         2,400,000
Gainsville, GA, Redevelopment Authority, Educational Facilities
Revenue, Riverside Military Project, 1.86%*, 7/1/2024,
Wachovia Bank NA  (b)                                                                           6,270,000         6,270,000
Georgia, Local Government Certificates of Participation,
Floaters PT-1652, 144A, 1.88%*, 12/1/2022  (a)                                                  5,500,000         5,500,000
Greene County, GA, Development Authority Sewage Facilities Revenue,
Carey Station WRF LLC Project, AMT, 1.91%*, 9/1/2024, Wachovia Bank NA  (b)                     4,200,000         4,200,000
La Grange, GA, Development Authority Revenue, LaGrange
College Project, 1.89%*, 6/1/2031, SunTrust Bank  (b)                                           2,345,000         2,345,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical
Center of Central Georgia, 1.85%*, 12/1/2018, SunTrust Bank (b)                                   775,000           775,000
Rockdale County, GA, Hospital Authority Revenue, Anticipation
Certificates, 1.85%*, 10/1/2027, SunTrust Bank (b)                                              3,015,000         3,015,000
Willacoochie, GA, Development Authority, Pollution Control Revenue,
Langboard, Inc. Project, AMT, 1.9%*, 5/1/2021, Bank of America NA  (b)                          4,000,000         4,000,000
                                                                                                               ------------
                                                                                                                 58,314,500

Hawaii 2.4%
Hawaii, ABN Amro Munitops Certificates Trust,
Series 2004-16, 144A, 1.89%*, 7/1/2012  (a)                                                    16,000,000        16,000,000
Hawaii, Department of Budget & Finance, Kahala Nui Project,
Series D, 1.85%*, 11/15/2033, LaSalle Bank NA  (b)                                              6,450,000         6,450,000
Hawaii, State General Obligation, Series A-16, 144A, 1.91%*, 7/1/2018  (a)                      3,885,000         3,885,000
                                                                                                               ------------
                                                                                                                 26,335,000

Idaho 0.7%
Power County, ID, Industrial Development Authority, FMC Corp.
Project, AMT, 1.91%*, 4/1/2014, Wachovia Bank NA  (b)                                           7,500,000         7,500,000
                                                                                                               ------------
Illinois 7.8%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co.
Project, AMT, 1.95%*, 4/1/2024, Northern Trust Company (b)                                      1,320,000         1,320,000
Chicago, IL, O'Hare International Airport Revenue,
Series MT-049, AMT, 144A, 1.93%*, 1/1/2017  (a)                                                 1,995,000         1,995,000
Chicago, IL, Sales & Tax Revenue, Floater SG-131,
144A, 1.88%*, 1/1/2027  (a)                                                                     4,425,000         4,425,000
Cook County, IL, State General Obligation, Series B-11,
144A, 1.91%*, 11/15/2025  (a)                                                                   3,540,000         3,540,000
Des Plaines, IL, Industrial Development Revenue, MMP
Properties LLC Project, AMT, 144A, 2.0%*, 10/1/2018, Bank One NA  (b)                           2,065,000         2,065,000
Elgin, IL, Judson College Project, 144A,
1.95%*, 7/1/2011, Bank One NA  (b)                                                              1,140,000         1,140,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Home Run Inn Frozen Foods, AMT, 144A, 1.9%*, 4/1/2020, Bank One NA  (b)                         4,420,000         4,420,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Campagna-Turano Bakery Project, AMT, 2.0%*, 8/1/2025, Bank One NA  (b)                          3,330,000         3,330,000
Illinois, Development Finance Authority, Industrial Development Revenue,
Katlaw Tretam & Co. Project, AMT, 144A, 1.93%*, 8/1/2027, LaSalle Bank NA  (b)                  3,000,000         3,000,000
Illinois, Development Finance Authority, Multi-Family Revenue,
Cypress Creek Project, AMT, 1.97%*, 6/1/2033, LaSalle Bank NA  (b)                              7,420,000         7,420,000
Illinois, Educational Facilities Authority Revenue:
1.9%, 7/6/2005                                                                                 15,000,000        15,000,000
2.1%, 7/11/2005                                                                                 8,000,000         8,000,000
Illinois, Educational Facilities Authority Revenue,
Elmhurst College, 1.85%*, 3/1/2033, Bank One NA  (b)                                            3,000,000         3,000,000
Illinois, Municipal Securities Trust Certificates,
Series 7006, 144A, 1.89%*, 1/1/2031  (a)                                                        6,245,000         6,245,000
Illinois, Regional Transportation Authority,
Series A23, 144A, 1.91%*, 7/1/2030  (a)                                                         4,960,000         4,960,000
Lake County, IL, Warren Township High School District No. 121 Gurnee,
Series R-2157, 144A, 1.89%*, 3/1/2024  (a)                                                     10,565,000        10,565,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool
Manufacturing, Inc., Project, AMT, 144A, 1.93%*, 7/1/2020,
LaSalle Bank NA  (b)                                                                            1,300,000         1,300,000
Upper River Valley, IL, Development Authority, Industrial
Development Revenue, Advanced Drainage System, AMT,
1.97%*, 7/1/2014, National City Bank  (b)                                                       3,375,000         3,375,000
                                                                                                               ------------
                                                                                                                 85,100,000

Indiana 2.7%
Columbia City, IN, Economic Development Revenue,
Precision Plastics Project, AMT, 144A, 1.95%*, 11/30/2017,
Northern Trust Company  (b)                                                                     3,700,000         3,700,000
Indiana, Development Finance Authority, Industrial, Development Revenue,
Enterprise Center V Project, AMT, 1.93%*, 6/1/2022, LaSalle Bank NA  (b)                        5,000,000         5,000,000
Indiana, Development Finance Authority, Industrial Development Revenue,
Enterprise Center I Project, AMT, 1.93%*, 6/1/2022, LaSalle Bank NA  (b)                        2,900,000         2,900,000
Indiana, Educational Facilities Authority Revenue,
St. Mary Woods Project, 1.85%*, 4/1/2024, Bank One NA  (b)                                      3,000,000         3,000,000
Indiana, Health Facilities Financing Authority Revenue,
Ascension Health Credit, Series A-4, 1.05%*, 3/1/2005                                           7,500,000         7,500,000
Indiana, State Development Finance Authority, Industrial Development
Revenue, Enterprise Center IV Project, AMT, 1.93%*, 6/1/2022,
LaSalle Bank NA  (b)                                                                            1,000,000         1,000,000
Indiana, Transportation Finance Authority Highway Revenue,
Series 853, 144A, 1.2%*, 6/1/2017  (a)                                                          1,800,000         1,800,000
Portage, IN, Economic Development Revenue, Breckenridge
Apartments Project, AMT, 1.91%*, 5/1/2025, LaSalle National Bank  (b)                           4,650,000         4,650,000
                                                                                                               ------------
                                                                                                                 29,550,000

Iowa 2.2%
Iowa, State Tax and Revenue Anticipation Notes, 3.0%, 6/30/2005                                24,000,000        24,113,879
                                                                                                               ------------
Kansas 0.7%
Kansas, Development Finance Authority Hospital Revenue,
Adventist Health, Sunbelt, Series C, 1.87%*, 11/15/2030, SunTrust Bank  (b)                     7,500,000         7,500,000
                                                                                                               ------------
Kentucky 2.9%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas
& Electric Co., Series A, 1.9%*, 8/1/2013, Credit Lyonnais (b)                                  3,500,000         3,500,000
Campbellsville-Taylor County, KY, Industrial Development Authority,
Industrial Building Revenue, Cox Interior LLC Project, AMT,
1.94%*, 5/1/2015, Bank One NA  (b)                                                              1,675,000         1,675,000
Kentucky, Economic Development Finance Authority, Health Facilities
Revenue, Easter Seal Society Project, 1.95%*, 11/1/2030,
Bank One Kentucky NA  (b)                                                                       6,190,000         6,190,000
Lexington-Fayette County, KY, Industrial Development Revenue,
YMCA Central Kentucky, Inc. Project, 1.95%*, 7/1/2019,
Bank One Kentucky NA  (b)                                                                       4,545,000         4,545,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005                                             15,700,000        15,700,000
                                                                                                               ------------
                                                                                                                 31,610,000

Louisiana 1.0%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Revenue,
East Jefferson General, 1.87%*, 7/1/2009, JP Morgan Chase Bank  (b)                             1,800,000         1,800,000
Louisiana, Public Facilities Authority Revenue,
Series PT-2439, 144A, 1.88%*, 7/1/2024  (a)                                                     6,300,000         6,300,000
Louisiana, Public Facilities Authority Revenue, Blood Center
Property, Inc. Project, 1.95%*, 7/1/2021, Bank One Louisiana NA  (b)                            3,300,000         3,300,000
                                                                                                               ------------
                                                                                                                 11,400,000

Maryland 1.4%
Gaithersburg, MD, Economic Development Revenue, Asbury
Methodist Village, 1.88%*, 1/1/2034, KBC Bank NV  (b)                                           1,900,000         1,900,000
Maryland, Economic Development Corp., Student Housing Revenue,
Baltimore County Project, 1.85%*, 11/1/2031, Wachovia Bank NA  (b)                             11,700,000        11,700,000
Montgomery County, MD, Economic Development Revenue,
Howard Hughes Medical Facility, Series A, 1.87%*, 10/15/2020                                    1,500,000         1,500,000
                                                                                                               ------------
                                                                                                                 15,100,000

Massachusetts 0.3%
Massachusetts, Development Finance Agency, Industrial Development Revenue,
North Shore YMCA Project, 1.92%*, 11/1/2022, KeyBank NA  (b)                                    2,910,000         2,910,000
                                                                                                               ------------
Michigan 2.1%
Detroit, MI, Economic Development Corp., Waterfront Reclamation,
Series A, 1.85%*, 5/1/2009, Bank of America (b)                                                   247,000           247,000
Detroit, MI, Water Supply, ABN AMRO Munitops Certificates Trust,
Series 2003-3, 144A, 1.89%*, 1/1/2011 (a)                                                      15,400,000        15,400,000
Michigan, Higher Education Facilities Authority Revenue,
University of Detroit, 1.92%*, 11/1/2017, Bank One NA  (b)                                        225,000           225,000
Michigan, Hospital Finance Authority Revenue, Hospital
Equipment Loan Program, Series A, 1.84%*, 12/1/2023, National City Bank  (b)                      325,000           325,000
Michigan, Housing Development Authority, Series A, AMT, 1.9%*, 6/1/2020  (a)                      100,000           100,000
Michigan, Housing Development Authority, Laurel Valley
Apartments, 1.92%*, 12/1/2007, Bank One Michigan  (b)                                             900,000           900,000
Michigan, Housing Development Authority, Multi-Family Revenue,
River Place Apartments, AMT, 1.86%*, 6/1/2018, Bank of New York  (b)                              560,000           560,000
Michigan, Municipal Securities Trust Certificates,
Series 9054, 144A, 1.91%*, 4/20/2011                                                            1,895,000         1,895,000
Michigan, State University Revenues, Series A-2, 1.83%*, 8/15/2022                                725,000           725,000
Michigan, Strategic Fund, Limited Obligation Revenue,
Lapeer Technologies LLC, AMT, 2.0%*, 2/1/2020, JP Morgan Chase Bank (b)                         2,490,000         2,490,000
                                                                                                               ------------
                                                                                                                 22,867,000

Minnesota 0.3%
Elk River, MN, Independent School District No. 728,
Series II-R 204, 144A, 1.94%*, 2/1/2015  (a)                                                    2,865,000         2,865,000
                                                                                                               ------------
Missouri 0.7%
Missouri, Development Finance Board, Air Cargo Facility Revenue,
St. Louis Airport, AMT, 1.92%*, 3/1/2030, American National Bank & Trust  (b)                   8,000,000         8,000,000
                                                                                                               ------------
Nebraska 0.1%
Nebraska, Investment Finance Authority, Single Family
Housing Revenue, Series G, AMT, 1.9%*, 9/1/2022                                                   810,000           810,000
                                                                                                               ------------
Nevada 0.2%
Clark County, NV, Airport Revenue, Series A, AMT, 1.92%*, 7/1/2036  (a)                           350,000           350,000
Las Vegas Valley, NV, Water District, Series B-10, 144A, 1.91%*, 6/1/2024  (a)                  2,080,000         2,080,000
                                                                                                               ------------
                                                                                                                  2,430,000

New Hampshire 1.0%
New Hampshire, Business Finance Authority, Exempt Facilities Revenue,
Waste Management of NH, Inc. Project, AMT, 1.91%*, 9/1/2012,
Wachovia Bank NA  (b)                                                                          10,500,000        10,500,000
                                                                                                               ------------
New Jersey 4.3%
New Jersey, Economic Development Authority, Special Facility Revenue,
Newark Container LLC, AMT, 1.86%*, 7/1/2030, Citibank NA  (b)                                     150,000           150,000
New Jersey, Economic Development Authority, Thermal Energy
Facilities Revenue, Marina Energy LLC, Series A, AMT,
1.85%*, 9/1/2031, First Union National Bank  (b)                                                  300,000           300,000
New Jersey, Sports & Exposition Authority State Contract,
Series C, 1.83%*, 9/1/2024  (a)                                                                   865,000           865,000
New Jersey, State Tax Anticipation Notes, Series A, 3.0%, 6/24/2005                             9,300,000         9,337,625
New Jersey, State Transitional Trust Fund Authority:
Series PA-802, 144A, 1.86%*, 12/15/2009  (a)                                                    2,325,000         2,325,000
Series PT-2492, 144A, 1.87%*, 12/15/2015  (a)                                                   9,995,000         9,995,000
Series PT-2489, 144A, 1.87%*, 12/15/2017  (a)                                                  22,270,000        22,270,000
New Jersey, State Turnpike Authority Revenue, Series A10,
144A, 1.88%*, 1/1/2016  (a)                                                                       300,000           300,000
New Jersey, Transportation Corp. Certificates of Participation,
Series PA-785, 144A, 1.87%*, 9/15/2015  (a)                                                       775,000           775,000
Salem County, NJ, Industrial Pollution Control, Financing Authority
Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012                                        500,000           500,000
                                                                                                               ------------
                                                                                                                 46,817,625

New Mexico 1.3%
New Mexico, State Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                                 14,000,000        14,062,399
                                                                                                               ------------
New York 6.2%
City of Rochester, NY, General Obligation, 1.88%, 3/15/2005                                    10,000,000        10,000,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua
Energy, AMT, 1.85%*, 9/15/2015, Societe Generale  (b)                                           1,000,000         1,000,000
New York, Housing Finance Agency Revenue:
Series A, AMT, 1.85%*, 5/1/2029                                                                 2,200,000         2,200,000
Series E-39, AMT, 1.85%*, 11/15/2031                                                            2,000,000         2,000,000
New York, Metropolitan Transportation Authority Revenue,
Series G-1, 1.78%*, 11/1/2026  (a)                                                              7,000,000         7,000,000
New York, State Dormitory Authority Revenue,
Cornell University, Series B, 1.81%*, 7/1/2030                                                    115,000           115,000
New York, State General Obligation:
Series H-4, 1.81%*, 8/1/2015  (a)                                                               1,000,000         1,000,000
Series J-3, 1.82%*, 2/15/2016, JP Morgan Chase Bank (b)                                         3,100,000         3,100,000
Series A-5, 1.84%*, 8/1/2031, HSBC Bank USA  (b)                                                  950,000           950,000
New York, NY, City Housing Development Corp., Mortgage Revenue,
Multi-Family Columbus Apartments, Series A, 1.85%*, 3/15/2025                                   1,400,000         1,400,000
New York, NY, City Municipal Water Finance Authority, Water & Sewer
System Revenue, Series PT-2114, 144A, 1.86%*, 12/15/2011                                        3,960,000         3,960,000
New York, NY, City Transitional Finance Authority Revenue,
Series 1, 1.82%*, 11/1/2022                                                                       800,000           800,000
New York, NY, General Obligation:
Series A-3, 1.82%*, 8/1/2031, BNP Paribas  (b)                                                  1,650,000         1,650,000
Series R-4066, 144A, 1.86%*, 11/1/2015  (a)                                                     8,510,000         8,510,000
New York, NY, Housing Finance Agency Revenue, Multi-Family
Housing, Series A, AMT, 1.88%*, 11/1/2028  (a)                                                  3,455,000         3,455,000
New York, NY, Municipal Securities Trust Receipts,
Series SG-109, 1.87%, 6/1/2027                                                                  6,100,000         6,100,000
Port Authority of New York and New Jersey, Special Obligation
Revenue, Series PT-1755, AMT, 144A, 1.93%*, 6/1/2011  (a)                                         550,000           550,000
Rochester, NY, Health Revenue, 1.88%, 2/28/2005                                                13,750,000        13,750,000
                                                                                                               ------------
                                                                                                                 67,540,000

North Carolina 1.0%
North Carolina, Medical Care Community, Health Care Facilities Revenue,
First Mortgage-Friends Homes, 1.85%*, 9/1/2033, Bank of America NA  (b)                         3,800,000         3,800,000
North Carolina, Medical Care Community, Health Care Facilities Revenue,
Grace Hospital, Inc. Project, 1.86%*, 10/1/2025, Wachovia Bank NA  (b)                          6,610,000         6,610,000
                                                                                                               ------------
                                                                                                                 10,410,000

North Dakota 0.5%
Grand Forks, ND, Health Care Facilities Revenue,
Series MT-050, 144A, 1.88%*, 12/1/2024  (a)                                                     5,000,000         5,000,000
                                                                                                               ------------
Ohio 2.2%
Athens County, OH, Port Authority, Housing Revenue, University
Housing for Ohio, Inc. Project, 1.89%*, 6/1/2032, Wachovia Bank NA  (b)                         3,885,000         3,885,000
Cleveland, OH, Waterworks Revenue, Series M, 1.83%*, 1/1/2033  (a)                                695,000           695,000
Cuyahoga, OH, Community College District, General Receipts,
Series B, 1.87%*, 12/1/2032  (a)                                                                3,790,000         3,790,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus
Medical Center, Series A, 1.86%*, 12/1/2027, National City Bank  (b)                            4,900,000         4,900,000
Ohio, Higher Educational Facilities Community Revenue,
Pooled Program, Series C, 1.9%*, 9/1/2025, Fifth Third Bank (b)                                 1,495,000         1,495,000
Stark County, OH, Port Authority Revenue, Community Action
Agency Project, 1.95%*, 12/1/2022, Bank One NA (b)                                              3,525,000         3,525,000
Summit County, OH, Revenue Anticipation Bond, Western
Reserve Academy Project, 1.87%*, 10/1/2027, KeyBank NA  (b)                                     5,970,000         5,970,000
                                                                                                               ------------
                                                                                                                 24,260,000

Oklahoma 0.7%
Blaine County, OK, Industrial Development Authority, Seaboard
Farms, Inc. Project, AMT, 1.9%*, 11/1/2018, SunTrust Bank  (b)                                  3,700,000         3,700,000
Oklahoma, Housing Finance Agency, Single Family Revenue,
Series L51J-D, AMT, 144A, 1.94%*, 3/1/2035                                                      3,000,000         3,000,000
Payne County, OK, Economic Development Authority, Student
Housing Revenue, OSUF Phase III Project, 1.86%*, 7/1/2032 (a)                                   1,000,000         1,000,000
                                                                                                               ------------
                                                                                                                  7,700,000

Oregon 3.2%
Oregon, Department Administrative Services, Certificates of Participation,
Series PT-1679, 144A, 1.88%*, 11/1/2012  (a)                                                    4,125,000         4,125,000
Oregon, Economic Development Revenue, KRC Western, Inc. Project,
Series 178, AMT, 144A, 1.91%*, 1/1/2017, Wachovia Bank  (b)                                     3,650,000         3,650,000
Oregon, Tax Anticipation Notes, Series A, 3.0%, 6/30/2005                                      19,000,000        19,094,721
Portland, OR, Sewer Systems Revenue, Series PT-2435,
144A, 1.88%*, 10/1/2023  (a)                                                                    8,000,000         8,000,000
                                                                                                               ------------
                                                                                                                 34,869,721

Pennsylvania 5.5%
Dallastown, PA, General Obligation, Area School District,
1.89%*, 2/1/2018  (a)                                                                           3,505,000         3,505,000
Dauphin County, PA, General Authority, Education
& Health Loan Program, 1.89%*, 11/1/2017  (a)                                                  11,840,000        11,840,000
Delaware Valley, PA, Regional Finance Authority, Local Government
Revenue, 1.84%*, 8/1/2016, Toronto-Dominion Bank (b)                                            1,655,000         1,655,000
Montgomery County, PA, Redevelopment Authority, Multi-Family
Housing Revenue, Forge Gate Apartments Project, Series A,
1.82%*, 8/15/2031, Bank of America NA (b)                                                         100,000           100,000
Pennsylvania, Economic Development Finance Authority,
Amtrak Project, Series B, AMT, 1.88%*, 11/1/2041,
Morgan Guaranty Trust  (b)                                                                        150,000           150,000
Pennsylvania, Higher Educational Assistance Agency,
Student Loan Revenue, Series A, AMT, 1.9%*, 3/1/2027  (a)                                       5,655,000         5,655,000
Pennsylvania, Higher Educational Facilities Authority Revenue,
University Properties, Student Housing, Series A,
1.86%*, 8/1/2035, Citizens Bank of PA  (b)                                                      8,950,000         8,950,000
Pennsylvania, State Higher Educational Facilities Authority
Hospital Revenue, Series MT-042, 144A, 1.9%*, 1/1/2024                                         28,600,000        28,600,000
                                                                                                               ------------
                                                                                                                 60,455,000

South Carolina 1.8%
South Carolina, Jobs Economic Development Authority, Student Housing
Revenue, Coastal Carolina University Project, Series A,
1.86%*, 7/1/2035, Wachovia Bank NA  (b)                                                         8,605,000         8,605,000
South Carolina, Public Service Authority:
1.8%, 2/15/2005                                                                                 8,724,000         8,724,000
Series SG-32, 1.88%*, 1/1/2023                                                                  2,705,000         2,705,000
                                                                                                               ------------
                                                                                                                 20,034,000

Tennessee 1.6%
Clarksville, TN, Public Building Authority Revenue, 144A,
1.85%*, 6/1/2024, Bank of America NA  (b)                                                       3,625,000         3,625,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
Municipal Bond Fund, 1.92%*, 7/1/2034, Bank of America NA  (b)                                  1,500,000         1,500,000
Marion County, TN, Industrial & Environmental Development Board,
Valmont Industries, Inc. Project, AMT, 1.91%*, 6/1/2025,
Wachovia Bank NA  (b)                                                                           8,500,000         8,500,000
Montgomery County, TN, Public Building Authority, Pooled Financing
Financing Revenue, 1.92%*, 7/1/2034, Bank of America NA  (b)                                    3,500,000         3,500,000
                                                                                                               ------------
                                                                                                                 17,125,000

Texas 13.9%
Bexar County, TX, Health Facilities Development Corp. Revenue,
Air Force Village, 1.85%*, 8/15/2030, Bank of America NA  (b)                                   5,600,000         5,600,000
Galena Park, TX, Independent School District, Series SG-153,
144A, 1.88%*, 8/15/2023                                                                         9,250,000         9,250,000
Harris County, TX, Health Facilities Development Corp. Revenue,
Methodist Hospital, 1.9%, 12/1/2032                                                               225,000           225,000
Hidalgo County, TX, General Obligation, Public Improvements,
Series R-2148, 144A, 1.89%*, 8/15/2024  (a)                                                     7,400,000         7,400,000
Houston, TX, Airport System Revenue, Special Facilities,
144A, 1.89%*, 7/1/2032  (a)                                                                     6,000,000         6,000,000
Houston, TX, Health Facilities Development Corp., Retirement
Facility Revenue, Buckingham Senior Living Center,
Series C, 1.85%*, 2/15/2034, LaSalle Bank NA  (b)                                               4,500,000         4,500,000
Houston, TX, State General Obligation, Series A, 1.75%, 2/11/2005                               4,000,000         4,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2005                                 13,200,000        13,253,550
Houston, TX, Utility Systems Revenue:
1.75%, 2/10/2005                                                                               10,000,000        10,000,000
1.9%, 3/8/2005                                                                                 10,000,000        10,000,000
Houston, TX, Water & Sewer System Revenue, Municipal
Trust Receipts, Series SG-120, 1.88%*, 12/1/2023                                                5,800,000         5,800,000
Mesquite, TX, General Obligation, Independent School District,
1.85%*, 8/15/2025                                                                               2,255,000         2,255,000
North Texas, Higher Education Authority, Student Loan Revenue,
Series A, AMT, 1.88%*, 12/1/2038, Lloyds TSB Bank PLC  (b)                                      8,400,000         8,400,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1706,
144A, 1.89%*, 8/1/2012                                                                          6,935,000         6,935,000
Texas, General Obligation, Veterans Land, AMT, 1.87%*, 12/1/2032                               19,335,000        19,335,000
Texas, State Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                                 31,600,000        31,777,132
Wylie, TX, Independent School District, Series R-3004,
144A, 1.89%*, 8/15/2022                                                                         6,660,000         6,660,000
                                                                                                               ------------
                                                                                                                151,390,682

Utah 0.2%
Alpine, UT, General Obligation, School District,
Floater-PT-436, 144A, 1.88%*, 3/15/2009                                                         1,310,000         1,310,000
Utah, Housing Finance Agency, Single Family Mortgage,
Series E-1, AMT, 1.9%*, 7/1/2031                                                                1,025,000         1,025,000
                                                                                                               ------------
                                                                                                                  2,335,000

Vermont 1.3%
Vermont, Municipal Bond Bank, Series R, 144A, 1.89%*, 12/1/2021  (a)                            6,350,000         6,350,000
Vermont, Student Assistance Corp., Student Loan Revenue,
1.9%*, 1/1/2008, State Street Bank & Trust Co.  (b)                                             7,490,000         7,490,000
                                                                                                               ------------
                                                                                                                 13,840,000

Virginia 0.8%
Hampton, VA, Industrial Development, Series 1997-B, 1.8%, 3/7/2005                              4,100,000         4,100,000
James City County, VA, Economic Development Authority,
Industrial Development Revenue, Historic Jamestowne Project,
1.86%*, 11/1/2024, Wachovia Bank NA  (b)                                                        5,000,000         5,000,000
                                                                                                               ------------
                                                                                                                  9,100,000

Washington 1.9%
King County, WA, Public Hospital District No. 002,
Series R-6036, 144A, 1.89%*, 12/1/2023  (a)                                                     4,000,000         4,000,000
Lewis County, WA, Public Utilities District Number 1,
144A, 1.89%*, 10/1/2023  (a)                                                                    6,370,000         6,370,000
Seattle, WA, Housing Authority Revenue, Newholly Project,
Phase III, AMT, 1.92%*, 12/1/2034, KeyBank NA  (b)                                              2,420,000         2,420,000
Seattle, WA, Water System Revenue, Series R-4006, 144A, 1.89%*, 9/1/2022  (a)                   4,980,000         4,980,000
Washington, State General Obligation, Series A-11, 144A, 1.91%*, 6/1/2017  (a)                  2,770,000         2,770,000
                                                                                                               ------------
                                                                                                                 20,540,000

West Virginia 0.2%
Monongalia County, WV, Building Commission Hospital Revenue,
Monongalia General Hospital, Series A, 1.88%*, 7/1/2017,
JP Morgan Chase Bank  (b)                                                                       2,470,000         2,470,000
                                                                                                               ------------
Wisconsin 2.0%
Pewaukee, WI, Industrial Development Revenue, Gunner Press
& Finishing Project, AMT, 2.0%*, 9/1/2020, Bank One Wisconsin (b)                               1,380,000         1,380,000
Whitewater, WI, Industrial Development Revenue,
MacLean Fogg Co., Project, AMT, 1.9%*, 12/1/2009, Bank of America  (b)                          2,000,000         2,000,000
Wisconsin, General Obligation, Series A, 2.0%, 5/1/2005  (a)                                    8,270,000         8,279,540
Wisconsin, Health & Educational Facilities Authority Revenue,
Franciscan Sisters, Series B, 1.86%*, 9/1/2033, Marshall & Ilsley  (b)                          3,800,000         3,800,000
Wisconsin, Transportation Authority Revenue, 1.8%*, 2/7/2005                                    6,200,000         6,200,000
                                                                                                               ------------
                                                                                                                 21,659,540

Wyoming 0.3%
Gillette, WY, Industrial Development Revenue, MDA, Inc.
Allwire Project, AMT, 1.99%*, 12/1/2011, Comerica Bank-CA (b)                                   3,412,500         3,412,500
                                                                                                               ------------
Multi-State 2.1%
ABN AMRO, Munitops Certificates Trust:
Series 2004-38, 144A, 1.28%*, 2/15/2011                                                         6,205,000         6,205,000
Series 2000-17, 144A, 1.86%*, 10/1/2008                                                        16,650,000        16,650,000
                                                                                                               ------------
                                                                                                                 22,855,000


                                                                                                     % of
                                                                                                   Net Assets      Value ($)
                                                                                                   ----------      ---------

Total Investment Portfolio  (Cost $1,086,521,995)                                                    99.7     1,086,521,995
Other Assets and Liabilities, Net                                                                     0.3         3,151,251
                                                                                                              --------------
Net Assets                                                                                          100.0     1,089,673,246
                                                                                                              ==============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2005.

(a) Bond is insured by one of these companies:
                                                    As a % of Total
                                                 Investment Portfolio
---------------------------------------------------------------------
AMBAC    AMBAC Assurance Corp.                                   8.6
---------------------------------------------------------------------
FGIC     Financial Guaranty Insurance Company                    2.7
---------------------------------------------------------------------
FSA      Financial Security Assurance                            5.5
---------------------------------------------------------------------
MBIA     Municipal Bond Investors Assurance                     11.9
---------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT:  Subject to alternative minimum tax.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Account Trust Tax-Exempt Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Account Trust Tax-Exempt Portfolio


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005